SCHEDULE Of INTANGIBLE ASSET (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Cost		$ 163,000
Accumulated amortization		(39,000)
Total intangible assets	$ 142,000	$ 124,000	$ 148,000